4. Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Schedule Of Mortgage Servicing Rights

The following table summarizes changes in mortgage servicing rights for the years ended December 31,

	2014	2013

Balance at beginning of year	$1,329,079	$1,009,623
Mortgage servicing rights capitalized	209,713	274,253
Mortgage servicing rights amortized	(250,955)	(317,865)
Change in valuation allowance	24,128	363,068
Balance at end of year	$1,311,965	$1,329,079